SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Work in process	$ 9,664	$ 8,354
Finished goods	44,945	44,750
Total inventories	$ 54,609	$ 53,104